Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2019
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk

	2019		2018
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$314,705	$43,979	$80,528	$36,542
Unused lines of credit	$10,678	$55,684	$6,218	$50,355
Standby letters of credit	$1,415	$-	$946	$-